Expense Example - Beck, Mack & Oliver Partners Fund - Beck, Mack & Oliver Partners Fund Shares	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	$ 1,789